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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10359

                       Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

    522 Fifth Avenue, New York, New York                        10036
  (Address of principal executive offices)                    (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY MID-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2008 (UNAUDITED)

  NUMBER OF
   SHARES                                                                                                        VALUE
------------                                                                                                 ------------
               COMMON STOCKS (96.4%)
               Aerospace & Defense (2.2%)
      80,376   Goodrich Corp.                                                                                $  5,209,169
                                                                                                             ------------
               Biotechnology (0.4%)
      86,220   Affymetrix, Inc.*                                                                                1,039,813
                                                                                                             ------------
               Computer Peripherals (2.9%)
     182,300   Zebra Technologies Corp. (Class A)*                                                              6,854,480
                                                                                                             ------------
               Department Stores (2.1%)
     213,100   Macy*s Inc.                                                                                      5,044,077
                                                                                                             ------------
               Drugstore Chains (2.3%)
   2,488,170   Rite Aid Corp.*                                                                                  5,598,383
                                                                                                             ------------
               Electric Utilities (9.9%)
     161,590   American Electric Power Co., Inc.                                                                6,840,105
     172,380   DPL, Inc.                                                                                        4,899,040
     123,200   NRG Energy, Inc.*                                                                                5,123,888
     138,450   Wisconsin Energy Corp.                                                                           6,651,138
                                                                                                             ------------
                                                                                                               23,514,171
                                                                                                             ------------
               Electronic Components (2.7%)
     601,024   Flextronics International Ltd. (Singapore)*                                                      6,436,967
                                                                                                             ------------
               Electronic Equipment/Instruments (3.1%)
     188,380   Diebold, Inc.                                                                                    7,433,475
                                                                                                             ------------
               Finance/Rental/Leasing (3.2%)
      86,972   Capital One Financial Corp.                                                                      4,185,093
     334,088   CIT Group, Inc.                                                                                  3,340,880
                                                                                                             ------------
                                                                                                                7,525,973
                                                                                                             ------------
               Food: Major Diversified (2.1%)
     219,320   ConAgra Foods Inc.                                                                               5,171,566
                                                                                                             ------------
               Home Furnishings (2.5%)
     302,310   Newell Rubbermaid, Inc.                                                                          6,070,385
                                                                                                             ------------
               Hospital/Nursing Management (1.0%)
     300,900   Health Management Associates, Inc. (Class A)                                                     2,334,984
                                                                                                             ------------
               Household/Personal Care (5.4%)
     164,340   Estee Lauder Companies, Inc. (The) (Class A)                                                     7,822,584
     122,780   International Flavors & Fragrances, Inc.                                                         5,151,849
                                                                                                             ------------
                                                                                                               12,974,433
                                                                                                             ------------
               Industrial Specialties (2.8%)
     290,680   Valspar Corp. (The)                                                                              6,557,741
                                                                                                             ------------
               Information Technology Services (3.1%)
     444,610   Perot Systems Corp. (Class A)*                                                                   7,344,957
                                                                                                             ------------
               Insurance Brokers/Services (3.5%)
     303,953   Marsh & McLennan Companies, Inc.                                                                 8,276,640
                                                                                                             ------------
               Integrated Oil (3.3%)
      63,880   Hess Corp.                                                                                       7,845,103
                                                                                                             ------------
               Investment Managers (2.7%)
     234,672   Invesco Ltd.                                                                                     6,530,922
                                                                                                             ------------

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
               Medical Distributors (1.2%)
      59,400   Owens & Minor, Inc.                                                                              2,820,312
                                                                                                             ------------
               Medical Specialties (2.6%)
      90,510   Beckman Coulter, Inc.                                                                            6,280,489
                                                                                                             ------------
               Miscellaneous Manufacturing (3.4%)
     215,190   Pentair, Inc.                                                                                    8,054,562
                                                                                                             ------------
               Motor Vehicles (0.1%)
       6,700   Harley-Davidson, Inc.                                                                              278,519
                                                                                                             ------------
               Office Equipment/Supplies (5.2%)
     116,000   Avery Dennison Corp.                                                                             5,983,280
     176,940   Pitney Bowes, Inc.                                                                               6,424,691
                                                                                                             ------------
                                                                                                               12,407,971
                                                                                                             ------------
               Oil & Gas Pipelines (2.7%)
     325,320   El Paso Corp.                                                                                    6,360,006
                                                                                                             ------------
               Oil & Gas Production (2.8%)
     104,850   Newfield Exploration Co.*                                                                        6,630,714
                                                                                                             ------------
               Other Consumer Services (2.8%)
      71,478   Apollo Group, Inc. (Class A)*                                                                    3,415,934
     420,411   Orbitz Worldwide, Inc.*                                                                          3,262,389
                                                                                                             ------------
                                                                                                                6,678,323
                                                                                                             ------------
               Property - Casualty Insurers (5.5%)
     111,021   ACE Ltd. (Cayman Islands)                                                                        6,669,031
      27,855   Allied World Assurance Holdings Ltd.                                                             1,270,188
     201,722   Aspen Insurance Holdings Ltd. (Bermuda)                                                          5,156,014
                                                                                                             ------------
                                                                                                               13,095,233
                                                                                                             ------------
               Pulp & Paper (3.4%)
   1,178,200   Domtar Corp                                                                                      8,094,234
                                                                                                             ------------
               Regional Banks (2.4%)
      74,727   Northern Trust Corp.                                                                             5,679,252
                                                                                                             ------------
               Savings Banks (2.0%)
     264,061   Hudson City Bancorp, Inc.                                                                        4,700,286
                                                                                                             ------------
               Services to the Health Industry (3.2%)
     401,866   HEALTHSOUTH Corp.*                                                                               7,526,950
                                                                                                             ------------
               Specialty Stores (2.3%)
     431,660   Office Depot, Inc.*                                                                              5,482,082
                                                                                                             ------------
               Trucks/Construction/Farm Machinery (1.6%)
     281,887   Tata Motors Ltd (ADR) (India)                                                                    3,906,954
                                                                                                             ------------
               TOTAL COMMON STOCKS
                  (Cost $219,234,706)                                                                         229,759,126
                                                                                                             ------------
               Investment Trusts/Mutual Funds (1.4%)
      69,100   Market Vectors Gold Miners ETF                                                                   3,179,981
                  (Cost $2,548,352)                                                                          ------------

 NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENT (A) (2.0%)
               Investment Company
       4,841   Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class              4,841,280
                  (Cost $4,841,280)                                                                          ------------

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
               TOTAL INVESTMENTS
                  (Cost $226,624,338) (b)                                                             99.8%   237,780,387
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                   0.2        472,761
                                                                                                     -----   ------------
               NET ASSETS                                                                            100.0%  $238,253,148
                                                                                                     =====   ============

----------
 ADR  American Depositary Receipt.

 *    Non-income producing security.

 (a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

 (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008


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